UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	September 30, 2019

QS

S&P 500 INDEX FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of QS S&P 500 Index Fund for the twelve-month reporting period ended September 30, 2019. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 31, 2019

II	QS S&P 500 Index Fund 2019 Annual Report

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500 Index (the “Index”)i. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, included in the Index. The Fund generally is fully invested in stocks included in the Index. The Fund holds a broadly diversified portfolio of common stocks that is comparable to the Index in terms of economic sector weightings, market capitalization and liquidity. The Fund may use derivatives to track the performance of or to stimulate full investment in the Index.

The Fund is managed as a “pure” index fund. As portfolio managers, we do not evaluate individual companies to identify attractive investment candidates for the Fund. Instead, we attempt to mirror the investment performance of the Index as closely as possible by reviewing daily and adjusting when necessary the Fund’s portfolio to reflect the companies included in the Index and their weightings.

Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemptions requests and pay the Fund’s expenses. The Fund’s returns may be below those of the Index because of the Fund’s operating expenses. The Fund’s ability to replicate the performance of the Index will depend, to some extent, on the given cash flows into and out of the Fund. The Fund will make investment changes to accommodate these cash flows and to maximize the similarity of the Fund’s assets to those of the Index.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The S&P 500 Index returned 4.25% for the twelve-month reporting period ended September 30, 2019 with considerable volatility within and across quarters. During the final calendar quarter of 2018, U.S. equity markets exhibited large daily moves in both directions, selling-off in October, rebounding in November 2018 and experiencing the steepest monthly decline since February 2009 and getting into bear market territory in December 2018. A confluence of factors drove equity markets to their worst month of the decade in December, including the trade conflict between the U.S. and China and a partial shutdown of the U.S. government driven by disagreement regarding funding for a Mexican border wall.

Equity markets rallied in January 2019 and continued to generate positive returns, posting the best quarter returns since 1998. Despite worries about China’s slowdown at 2018 year end and Brexit uncertainty, markets globally returned to a risk-on sentiment as central bank policies became increasingly accommodative, the U.S. experienced a positive earnings season, and China manufacturing indicators returned to modest growth levels. Over the first calendar quarter of 2019, a rise in oil prices of 32% and a U.S. yield curveii inversion in late March 2019 did little to stop the positive market momentum. Investor optimism pushed markets higher, and most U.S. sectors had double-digit returns. The Real Estate sector in particular benefited from the U.S. Federal Reserve Board (the “Fed”)iii pivot to a dovish

QS S&P 500 Index Fund 2019 Annual Report	1

Fund overview (cont’d)

stance. The Fed suggested that mixed economic signals justified a revised approach to interest rate hikes, making them unlikely for the rest of 2019.

S&P 500 Index returns continued to be volatile in the second calendar quarter of 2019. The quarter started with a strong rally in April, only to sharply decline in May and then rebound dramatically in June 2019. The risk-on/risk-off theme that had dominated financial markets over the past few years was also pervasive during this quarter, as most risky assets appreciated dramatically in April and June but exhibited dismal performance during May 2019. The shifts in investor sentiment were propelled by the perception of a number of risks, including an escalation in the U.S.-China trade tariff war, uncertainty around Brexit, an inversion of the yield curve in the U.S. and soft global growth. These risks overshadowed several sources of investor optimism, including a tariff freeze agreement between the U.S. and China.

In the final quarter of the reporting period, the U.S. economy remained on a stronger footing than most other major markets, driven by robust employment and consumer spending numbers. However, this quarter saw a contraction within the manufacturing index, and consumer, business and investor confidence indices were at multi-year lows. In July 2019, the Fed cut interest rates by twenty-five basis pointsiv for the first time in eleven years and by an additional twenty-five basis points in September of 2019.

Q. How did we respond to these changing market conditions?

A. The Fund is not actively managed. It is managed as a “pure” index fund. Like most index funds, we replicate the holdings of the Index to the extent possible, given cash flows into and out of the Fund. No change in the investment process was required due to changing conditions. The Fund utilized S&P 500 Index futures contracts to equitize its cash position. These derivative positions contributed to results for the reporting period.

Performance review

For the twelve months ended September 30, 2019, Class A shares of QS S&P 500 Index Fund returned 3.64%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 4.25% for the same period. The Lipper S&P 500 Index Funds Category Averagev returned 3.86% over the same time frame.

Performance Snapshot as of September 30, 2019 (unaudited)
	6 months	12 months
QS S&P 500 Index Fund:
Class A	5.75%	3.64%
Class D	5.82%	3.83%
S&P 500 Index	6.08%	4.25%
Lipper S&P 500 Index Funds Category Average	5.85%	3.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed,

2	QS S&P 500 Index Fund 2019 Annual Report

may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2019, the gross total annual fund operating expense ratios for Class A and Class D shares were 0.62% and 0.45%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.59% for Class A shares and 0.39% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The Utilities sector had the best return in the Index for the reporting period, followed by the Real Estate, Consumer Staples and Communication Services sectors; all had double-digit returns and, in the case of the latter two, meaningful Index weights. Given its strong return for the period and weight in the Index, the Communication Services sector was the largest sector contributor overall. The strongest contributor at the security level was Index giant Microsoft Corporation, with a return of over 23% in the Index for the reporting period. Procter & Gamble Company, which benefited from strong financial performance and investors flocking to defensive stocks, returned approximately 54% and was another leading contributor. Mastercard Incorporated also contributed, returning approximately 23%, benefiting from the growth of electronic payments, European opportunities, and significant revenue opportunities in the business-to-business market.

QS S&P 500 Index Fund 2019 Annual Report	3

Fund overview (cont’d)

Q. What were the leading detractors from performance?

A. Energy and Health Care were the only sectors posting negative returns in the Index during the reporting period. By virtue of return and weight in the Index, these sectors were also the largest detractors from performance. The biggest detractor at the security level was Amazon, Inc., due to its weight in the Index (3%) and negative return of more than 13% for the reporting period. Another leading detractor was technology company NVIDIA Corporation, which designs graphics processing units for the gaming and professional markets and saw its earnings and sales plunge in recent quarters. With a positive but weak return for the reporting period, large Index weight Apple Inc. also detracted from performance.

Thank you for your investment in QS S&P 500 Index Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

QS Investors, LLC

October 18, 2019

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as futures and options on securities or securities indexes and options on futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Portfolio holdings and breakdowns are as of September 30, 2019 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this September 30, 2019 were: Microsoft Corp. (4.3%), Apple Inc. (3.9%), Amazon.com Inc. (2.9%), Facebook Inc. (1.7%), Berkshire Hathaway Inc. (1.6%), JPMorgan Chase & Co. (1.5%), Alphabet Inc (1.5%), Alphabet Inc. (1.5%), Johnson & Johnson (1.4%) and Procter & Gamble Co. (1.2%). Please refer to pages 11 through 27 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of September 30, 2019 were: Information Technology (21.8%), Health Care (13.6%), Financials

4	QS S&P 500 Index Fund 2019 Annual Report

(12.8%), Communication Services (10.3%) and Consumer Discretionary (10.0%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

ii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv	A basis point is one-hundredth (1/100 or 0.01) of one percent.

[v]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended September 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 115 funds for the six-month period and among the 115 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

QS S&P 500 Index Fund 2019 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2019 and September 30, 2018 and does not include futures contracts. The composition of the Fund’s investments is subject to change at any time.

6	QS S&P 500 Index Fund 2019 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2019 and held for the six months ended September 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.75%	$1,000.00	$1,057.50	0.59%	$3.04	Class A	5.00%	$1,000.00	$1,022.11	0.59%	$2.99
Class D	5.82	1,000.00	1,058.20	0.39	2.01	Class D	5.00	1,000.00	1,023.11	0.39	1.98

QS S&P 500 Index Fund 2019 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended September 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

8	QS S&P 500 Index Fund 2019 Annual Report

Fund performance (unaudited)

Average annual total returns[1]
	Class A	Class D
Twelve Months Ended 9/30/19	3.64%	3.83%
Five Years Ended 9/30/19	10.20	10.42
Ten Years Ended 9/30/19	12.62	12.83

Cumulative total returns[1]
Class A (9/30/09 through 9/30/19)	228.11%
Class D (9/30/09 through 9/30/19)	234.52

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

QS S&P 500 Index Fund 2019 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested

Class A Shares of QS S&P 500 Index Fund vs. S&P 500 Index† — September 2009—September 2019

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A shares of QS S&P 500 Index Fund on September 30, 2009, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through September 30, 2019. The hypothetical illustration also assumes a $10,000 investment in the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other class may be greater or less than the Class A shares performance indicated on this chart, depending on whether greater or lesser fees were incurred by shareholders investing in the other class.

10	QS S&P 500 Index Fund 2019 Annual Report

Schedule of investments

September 30, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 10.3%
Diversified Telecommunication Services — 2.2%
AT&T Inc.	79,684	$3,015,243
CenturyLink Inc.	11,742	146,540
Verizon Communications Inc.	45,318	2,735,394
Total Diversified Telecommunication Services		5,897,177
Entertainment — 1.8%
Activision Blizzard Inc.	8,628	456,594
Electronic Arts Inc.	3,404	332,979	*
Netflix Inc.	4,782	1,279,759	*
Take-Two Interactive Software Inc.	1,162	145,645	*
Viacom Inc., Class B Shares	4,290	103,089
Walt Disney Co.	19,864	2,588,676
Total Entertainment		4,906,742
Interactive Media & Services — 4.8%
Alphabet Inc., Class A Shares	3,295	4,023,656	*
Alphabet Inc., Class C Shares	3,321	4,048,299	*
Facebook Inc., Class A Shares	26,363	4,694,723	*
TripAdvisor Inc.	1,003	38,796	*
Twitter Inc.	7,930	326,716	*
Total Interactive Media & Services		13,132,190
Media — 1.4%
CBS Corp., Class B Shares, Non Voting Shares	3,590	144,928
Charter Communications Inc., Class A Shares	1,882	775,610	*
Comcast Corp., Class A Shares	49,619	2,236,824
Discovery Inc., Class A Shares	1,990	52,994	*
Discovery Inc., Class C Shares	4,184	103,010	*
DISH Network Corp., Class A Shares	2,780	94,715	*
Fox Corp., Class A Shares	3,898	122,923
Fox Corp., Class B Shares	1,790	56,457
Interpublic Group of Cos. Inc.	3,892	83,911
News Corp., Class A Shares	4,518	62,891
News Corp., Class B Shares	933	13,337
Omnicom Group Inc.	2,382	186,511
Total Media		3,934,111
Wireless Telecommunication Services — 0.1%
T-Mobile US Inc.	3,440	270,969	*
Total Communication Services		28,141,189

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Annual Report	11

Schedule of investments (cont’d)

September 30, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Consumer Discretionary — 10.0%
Auto Components — 0.1%
Aptiv PLC	2,828	$247,224
BorgWarner Inc.	1,824	66,904
Total Auto Components		314,128
Automobiles — 0.3%
Ford Motor Co.	43,360	397,177
General Motors Co.	13,139	492,450
Harley-Davidson Inc.	1,472	52,948
Total Automobiles		942,575
Distributors — 0.1%
Genuine Parts Co.	1,333	132,753
LKQ Corp.	3,970	124,857	*
Total Distributors		257,610
Diversified Consumer Services — 0.0%
H&R Block Inc.	2,388	56,405
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	4,395	192,105
Chipotle Mexican Grill Inc.	273	229,448	*
Darden Restaurants Inc.	1,259	148,839
Hilton Worldwide Holdings Inc.	3,287	306,053
Marriott International Inc., Class A Shares	3,159	392,885
McDonald’s Corp.	8,363	1,795,620
MGM Resorts International	5,820	161,330
Norwegian Cruise Line Holdings Ltd.	2,140	110,788	*
Royal Caribbean Cruises Ltd.	1,870	202,577
Starbucks Corp.	13,426	1,187,127
Wynn Resorts Ltd.	889	96,652
Yum! Brands Inc.	3,311	375,567
Total Hotels, Restaurants & Leisure		5,198,991
Household Durables — 0.4%
DR Horton Inc.	4,017	211,736
Garmin Ltd.	1,249	105,778
Leggett & Platt Inc.	1,381	56,538
Lennar Corp., Class A Shares	2,944	164,422
Mohawk Industries Inc.	739	91,688	*
Newell Brands Inc.	4,420	82,742
NVR Inc.	38	141,259	*
PulteGroup Inc.	2,747	100,403
Whirlpool Corp.	779	123,363
Total Household Durables		1,077,929

See Notes to Financial Statements.

12	QS S&P 500 Index Fund 2019 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Internet & Direct Marketing Retail — 3.4%
Amazon.com Inc.	4,573	$7,938,316	*
Booking Holdings Inc.	475	932,240	*
eBay Inc.	8,833	344,310
Expedia Group Inc.	1,224	164,518
Total Internet & Direct Marketing Retail		9,379,384
Leisure Products — 0.1%
Hasbro Inc.	1,422	168,777
Multiline Retail — 0.6%
Dollar General Corp.	2,929	465,535
Dollar Tree Inc.	2,662	303,894	*
Kohl’s Corp.	1,562	77,569
Macy’s Inc.	3,129	48,625
Nordstrom Inc.	1,057	35,589
Target Corp.	5,798	619,864
Total Multiline Retail		1,551,076
Specialty Retail — 2.4%
Advance Auto Parts Inc.	784	129,674
AutoZone Inc.	269	291,763	*
Best Buy Co. Inc.	2,344	161,712
CarMax Inc.	1,835	161,480	*
Gap Inc.	2,770	48,087
Home Depot Inc.	12,062	2,798,625
L Brands Inc.	2,818	55,205
Lowe’s Cos. Inc.	8,545	939,608
O’Reilly Automotive Inc.	839	334,350	*
Ross Stores Inc.	4,175	458,624
Tiffany & Co.	1,245	115,324
TJX Cos. Inc.	13,459	750,205
Tractor Supply Co.	1,256	113,593
Ulta Beauty Inc.	603	151,142	*
Total Specialty Retail		6,509,392
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.	1,513	50,171	*
Hanesbrands Inc.	3,098	47,461
NIKE Inc., Class B Shares	13,838	1,299,665
PVH Corp.	917	80,907
Ralph Lauren Corp.	631	60,242
Tapestry Inc.	3,278	85,392
Under Armour Inc., Class A Shares	2,300	45,862	*

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Annual Report	13

Schedule of investments (cont’d)

September 30, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
Under Armour Inc., Class C Shares	2,316	$41,989	*
VF Corp.	3,474	309,151
Total Textiles, Apparel & Luxury Goods		2,020,840
Total Consumer Discretionary		27,477,107
Consumer Staples — 7.5%
Beverages — 1.9%
Brown-Forman Corp., Class B Shares	1,828	114,762
Coca-Cola Co.	41,939	2,283,159
Constellation Brands Inc., Class A Shares	1,839	381,188
Molson Coors Brewing Co., Class B Shares	2,269	130,468
Monster Beverage Corp.	4,154	241,181	*
PepsiCo Inc.	15,479	2,122,171
Total Beverages		5,272,929
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	4,784	1,378,318
Kroger Co.	9,136	235,526
Sysco Corp.	5,396	428,442
Walgreens Boots Alliance Inc.	8,394	464,272
Walmart Inc.	15,358	1,822,688
Total Food & Staples Retailing		4,329,246
Food Products — 1.2%
Archer-Daniels-Midland Co.	6,054	248,638
Campbell Soup Co.	2,523	118,379
Conagra Brands Inc.	5,012	153,768
General Mills Inc.	6,326	348,689
Hershey Co.	1,514	234,655
Hormel Foods Corp.	3,182	139,149
JM Smucker Co.	1,187	130,594
Kellogg Co.	2,585	166,345
Kraft Heinz Co.	7,014	195,936
Lamb Weston Holdings Inc.	1,680	122,169
McCormick & Co. Inc., Non Voting Shares	1,310	204,753
Mondelez International Inc., Class A Shares	15,852	876,933
Tyson Foods Inc., Class A Shares	3,274	282,022
Total Food Products		3,222,030
Household Products — 1.8%
Church & Dwight Co. Inc.	2,549	191,787
Clorox Co.	1,434	217,781
Colgate-Palmolive Co.	9,553	702,241

See Notes to Financial Statements.

14	QS S&P 500 Index Fund 2019 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Household Products — continued
Kimberly-Clark Corp.	3,736	$530,699
Procter & Gamble Co.	27,465	3,416,097
Total Household Products		5,058,605
Personal Products — 0.2%
Coty Inc., Class A Shares	3,576	37,584
Estee Lauder Cos. Inc., Class A Shares	2,333	464,150
Total Personal Products		501,734
Tobacco — 0.8%
Altria Group Inc.	20,777	849,779
Philip Morris International Inc.	17,237	1,308,806
Total Tobacco		2,158,585
Total Consumer Staples		20,543,129
Energy — 4.5%
Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	4,273	99,133
Halliburton Co.	10,174	191,780
Helmerich & Payne Inc.	1,517	60,786
National Oilwell Varco Inc.	4,715	99,958
Schlumberger Ltd.	15,682	535,854
TechnipFMC PLC	4,355	105,130
Total Energy Equipment & Services		1,092,641
Oil, Gas & Consumable Fuels — 4.1%
Apache Corp.	4,731	121,114
Cabot Oil & Gas Corp.	4,506	79,170
Chevron Corp.	20,897	2,478,384
Cimarex Energy Co.	1,200	57,528
Concho Resources Inc.	2,150	145,985
ConocoPhillips	12,711	724,273
Devon Energy Corp.	4,322	103,987
Diamondback Energy Inc.	1,740	156,443
EOG Resources Inc.	6,456	479,164
Exxon Mobil Corp.	45,962	3,245,377
Hess Corp.	2,525	152,712
HollyFrontier Corp.	1,992	106,851
Kinder Morgan Inc.	21,418	441,425
Marathon Oil Corp.	10,049	123,301
Marathon Petroleum Corp.	7,152	434,484
Noble Energy Inc.	5,769	129,572
Occidental Petroleum Corp.	9,308	413,927
ONEOK Inc.	4,646	342,364

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Annual Report	15

Schedule of investments (cont’d)

September 30, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Phillips 66	4,482	$458,957
Pioneer Natural Resources Co.	1,883	236,825
Valero Energy Corp.	4,494	383,068
Williams Cos. Inc.	13,728	330,296
Total Oil, Gas & Consumable Fuels		11,145,207
Total Energy		12,237,848
Financials — 12.8%
Banks — 5.4%
Bank of America Corp.	91,431	2,667,042
BB&T Corp.	8,525	454,979
Citigroup Inc.	24,474	1,690,664
Citizens Financial Group Inc.	5,426	191,918
Comerica Inc.	1,200	79,188
Fifth Third Bancorp	7,961	217,972
First Republic Bank	1,960	189,532
Huntington Bancshares Inc.	9,409	134,267
JPMorgan Chase & Co.	35,151	4,136,921
KeyCorp	11,505	205,249
M&T Bank Corp.	1,349	213,102
People’s United Financial Inc.	4,395	68,716
PNC Financial Services Group Inc.	5,014	702,762
Regions Financial Corp.	10,481	165,810
SunTrust Banks Inc.	4,850	333,680
SVB Financial Group	517	108,027	*
US Bancorp	15,555	860,814
Wells Fargo & Co.	43,512	2,194,745
Zions Bancorp NA	1,264	56,273
Total Banks		14,671,661
Capital Markets — 2.7%
Affiliated Managers Group Inc.	645	53,761
Ameriprise Financial Inc.	1,450	213,295
Bank of New York Mellon Corp.	8,860	400,561
BlackRock Inc.	1,290	574,876
Cboe Global Markets Inc.	1,390	159,725
Charles Schwab Corp.	12,985	543,163
CME Group Inc.	3,970	839,020
E*TRADE Financial Corp.	2,689	117,482
Franklin Resources Inc.	3,205	92,496
Goldman Sachs Group Inc.	3,477	720,539
Intercontinental Exchange Inc.	6,163	568,660

See Notes to Financial Statements.

16	QS S&P 500 Index Fund 2019 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Capital Markets — continued
Invesco Ltd.	5,259	$89,087
MarketAxess Holdings Inc.	440	144,100
Moody’s Corp.	1,792	367,055
Morgan Stanley	13,889	592,644
MSCI Inc.	914	199,023
Nasdaq Inc.	1,123	111,570
Northern Trust Corp.	2,391	223,128
Raymond James Financial Inc.	1,200	98,952
S&P Global Inc.	2,698	660,956
State Street Corp.	4,195	248,302
T Rowe Price Group Inc.	2,722	310,988
Total Capital Markets		7,329,383
Consumer Finance — 0.7%
American Express Co.	7,623	901,649
Capital One Financial Corp.	5,307	482,831
Discover Financial Services	3,611	292,816
Synchrony Financial	7,103	242,141
Total Consumer Finance		1,919,437
Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B Shares	21,673	4,508,417	*
Insurance — 2.4%
Aflac Inc.	8,538	446,708
Allstate Corp.	3,594	390,596
American International Group Inc.	9,638	536,837
Aon PLC	2,592	501,733
Arthur J Gallagher & Co.	1,846	165,346
Assurant Inc.	718	90,339
Chubb Ltd.	5,030	812,043
Cincinnati Financial Corp.	1,588	185,272
Everest Re Group Ltd.	424	112,822
Globe Life Inc.	1,095	104,857
Hartford Financial Services Group Inc.	3,849	233,288
Lincoln National Corp.	2,197	132,523
Loews Corp.	2,767	142,445
Marsh & McLennan Cos. Inc.	5,494	549,675
MetLife Inc.	8,458	398,879
Principal Financial Group Inc.	3,019	172,506
Progressive Corp.	6,296	486,366
Prudential Financial Inc.	4,409	396,590
Travelers Cos. Inc.	2,805	417,076

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Annual Report	17

Schedule of investments (cont’d)

September 30, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Insurance — continued
Unum Group	2,913	$86,574
Willis Towers Watson PLC	1,392	268,614
Total Insurance		6,631,089
Total Financials		35,059,987
Health Care — 13.6%
Biotechnology — 2.1%
AbbVie Inc.	16,080	1,217,577
Alexion Pharmaceuticals Inc.	2,354	230,551	*
Amgen Inc.	6,613	1,279,682
Biogen Inc.	2,116	492,647	*
Celgene Corp.	7,741	768,681	*
Gilead Sciences Inc.	13,974	885,672
Incyte Corp.	2,078	154,250	*
Regeneron Pharmaceuticals Inc.	884	245,222	*
Vertex Pharmaceuticals Inc.	2,876	487,252	*
Total Biotechnology		5,761,534
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	19,508	1,632,234
ABIOMED Inc.	500	88,945	*
Align Technology Inc.	814	147,269	*
Baxter International Inc.	5,110	446,972
Becton Dickinson and Co.	3,005	760,145
Boston Scientific Corp.	15,073	613,320	*
Cooper Cos. Inc.	527	156,519
Danaher Corp.	6,876	993,101
DENTSPLY SIRONA Inc.	2,099	111,898
Edwards Lifesciences Corp.	2,272	499,636	*
Hologic Inc.	3,260	164,597	*
IDEXX Laboratories Inc.	959	260,781	*
Intuitive Surgical Inc.	1,242	670,593	*
Medtronic PLC	14,671	1,593,564
ResMed Inc.	1,710	231,038
Stryker Corp.	3,462	748,831
Teleflex Inc.	510	173,272
Varian Medical Systems Inc.	935	111,349	*
Zimmer Biomet Holdings Inc.	2,194	301,170
Total Health Care Equipment & Supplies		9,705,234
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	1,629	134,116
Anthem Inc.	2,862	687,166

See Notes to Financial Statements.

18	QS S&P 500 Index Fund 2019 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Health Care Providers & Services — continued
Cardinal Health Inc.	3,152	$148,743
Centene Corp.	4,538	196,314	*
Cigna Corp.	4,273	648,599
CVS Health Corp.	14,038	885,377
DaVita Inc.	1,479	84,406	*
HCA Healthcare Inc.	3,032	365,113
Henry Schein Inc.	1,642	104,267	*
Humana Inc.	1,513	386,829
Laboratory Corp. of America Holdings	1,048	176,064	*
McKesson Corp.	2,205	301,335
Quest Diagnostics Inc.	1,258	134,644
UnitedHealth Group Inc.	10,440	2,268,821
Universal Health Services Inc., Class B Shares	799	118,851
WellCare Health Plans Inc.	560	145,135	*
Total Health Care Providers & Services		6,785,780
Health Care Technology — 0.1%
Cerner Corp.	3,755	255,978
Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	3,664	280,772
Illumina Inc.	1,580	480,667	*
IQVIA Holdings Inc.	1,749	261,266	*
Mettler-Toledo International Inc.	286	201,458	*
PerkinElmer Inc.	999	85,085
Thermo Fisher Scientific Inc.	4,392	1,279,258
Waters Corp.	803	179,254	*
Total Life Sciences Tools & Services		2,767,760
Pharmaceuticals — 4.3%
Allergan PLC	3,692	621,327
Bristol-Myers Squibb Co.	18,194	922,618
Eli Lilly & Co.	9,443	1,056,011
Johnson & Johnson	29,104	3,765,475
Merck & Co. Inc.	28,299	2,382,210
Mylan NV	5,798	114,684	*
Nektar Therapeutics	1,850	33,698	*
Perrigo Co. PLC	1,347	75,284
Pfizer Inc.	60,887	2,187,670
Zoetis Inc.	5,128	638,897
Total Pharmaceuticals		11,797,874
Total Health Care		37,074,160

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Annual Report	19

Schedule of investments (cont’d)

September 30, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Industrials — 9.3%
Aerospace & Defense — 2.7%
Arconic Inc.	4,439	$115,414
Boeing Co.	5,771	2,195,692
General Dynamics Corp.	2,574	470,347
Huntington Ingalls Industries Inc.	530	112,249
L3Harris Technologies Inc.	2,483	518,053
Lockheed Martin Corp.	2,723	1,062,133
Northrop Grumman Corp.	1,719	644,264
Raytheon Co.	3,077	603,677
Textron Inc.	2,736	133,955
TransDigm Group Inc.	524	272,831
United Technologies Corp.	8,725	1,191,137
Total Aerospace & Defense		7,319,752
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	1,644	139,378
Expeditors International of Washington Inc.	1,952	145,014
FedEx Corp.	2,525	367,564
United Parcel Service Inc., Class B Shares	7,570	907,038
Total Air Freight & Logistics		1,558,994
Airlines — 0.4%
Alaska Air Group Inc.	1,196	77,632
American Airlines Group Inc.	4,217	113,733
Delta Air Lines Inc.	6,727	387,475
Southwest Airlines Co.	5,479	295,921
United Airlines Holdings Inc.	2,331	206,084	*
Total Airlines		1,080,845
Building Products — 0.3%
Allegion PLC	914	94,736
AO Smith Corp.	1,780	84,924
Fortune Brands Home & Security Inc.	1,137	62,194
Johnson Controls International PLC	8,017	351,866
Masco Corp.	3,189	132,918
Total Building Products		726,638
Commercial Services & Supplies — 0.4%
Cintas Corp.	971	260,325
Copart Inc.	2,400	192,792	*
Republic Services Inc.	2,393	207,114
Rollins Inc.	1,695	57,749
Waste Management Inc.	4,246	488,290
Total Commercial Services & Supplies		1,206,270

See Notes to Financial Statements.

20	QS S&P 500 Index Fund 2019 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	1,331	$121,786
Quanta Services Inc.	1,672	63,202
Total Construction & Engineering		184,988
Electrical Equipment — 0.5%
AMETEK Inc.	2,761	253,515
Eaton Corp. PLC	4,990	414,919
Emerson Electric Co.	6,990	467,351
Rockwell Automation Inc.	1,323	218,030
Total Electrical Equipment		1,353,815
Industrial Conglomerates — 1.3%
3M Co.	6,285	1,033,254
General Electric Co.	94,745	847,020
Honeywell International Inc.	8,135	1,376,442
Roper Technologies Inc.	1,136	405,098
Total Industrial Conglomerates		3,661,814
Machinery — 1.6%
Caterpillar Inc.	6,192	782,112
Cummins Inc.	1,745	283,859
Deere & Co.	3,425	577,729
Dover Corp.	1,361	135,501
Flowserve Corp.	1,680	78,473
Fortive Corp.	3,337	228,785
IDEX Corp.	850	139,298
Illinois Tool Works Inc.	3,325	520,329
Ingersoll-Rand PLC	2,751	338,951
PACCAR Inc.	3,723	260,647
Parker-Hannifin Corp.	1,369	247,255
Pentair PLC	1,988	75,146
Snap-on Inc.	634	99,246
Stanley Black & Decker Inc.	1,704	246,075
Wabtec Corp.	1,486	106,784
Xylem Inc.	2,084	165,928
Total Machinery		4,286,118
Professional Services — 0.3%
Equifax Inc.	1,441	202,705
IHS Markit Ltd.	3,900	260,832	*
Nielsen Holdings PLC	3,464	73,610
Robert Half International Inc.	1,065	59,278
Verisk Analytics Inc.	1,678	265,359
Total Professional Services		861,784

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Annual Report	21

Schedule of investments (cont’d)

September 30, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Road & Rail — 0.9%
CSX Corp.	8,551	$592,328
J.B. Hunt Transport Services Inc.	931	103,015
Kansas City Southern	1,010	134,340
Norfolk Southern Corp.	3,012	541,136
Union Pacific Corp.	7,777	1,259,718
Total Road & Rail		2,630,537
Trading Companies & Distributors — 0.2%
Fastenal Co.	6,274	204,972
United Rentals Inc.	788	98,216	*
W.W. Grainger Inc.	488	145,009
Total Trading Companies & Distributors		448,197
Total Industrials		25,319,752
Information Technology — 21.8%
Communications Equipment — 1.1%
Arista Networks Inc.	550	131,406	*
Cisco Systems Inc.	47,025	2,323,505
F5 Networks Inc.	622	87,341	*
Juniper Networks Inc.	4,447	110,063
Motorola Solutions Inc.	1,711	291,572
Total Communications Equipment		2,943,887
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A Shares	3,264	314,976
CDW Corp.	1,544	190,283
Corning Inc.	8,695	247,981
FLIR Systems Inc.	1,536	80,778
IPG Photonics Corp.	440	59,664	*
Keysight Technologies Inc.	2,180	212,005	*
TE Connectivity Ltd.	3,450	321,471
Total Electronic Equipment, Instruments & Components		1,427,158
IT Services — 5.5%
Accenture PLC, Class A Shares	7,098	1,365,300
Akamai Technologies Inc.	1,641	149,955	*
Alliance Data Systems Corp.	421	53,943
Automatic Data Processing Inc.	4,817	777,560
Broadridge Financial Solutions Inc.	1,203	149,689
Cognizant Technology Solutions Corp., Class A Shares	6,152	370,750
DXC Technology Co.	2,997	88,412
Fidelity National Information Services Inc.	6,666	884,978
Fiserv Inc.	6,212	643,501	*
FleetCor Technologies Inc.	1,000	286,780	*

See Notes to Financial Statements.

22	QS S&P 500 Index Fund 2019 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
IT Services — continued
Gartner Inc.	943	$134,840	*
Global Payments Inc.	3,060	486,540
International Business Machines Corp.	9,813	1,427,006
Jack Henry & Associates Inc.	880	128,454
Leidos Holdings Inc.	1,630	139,984
Mastercard Inc., Class A Shares	9,938	2,698,863
Paychex Inc.	3,605	298,386
PayPal Holdings Inc.	12,871	1,333,307	*
VeriSign Inc.	1,155	217,868	*
Visa Inc., Class A Shares	19,205	3,303,452
Western Union Co.	4,242	98,287
Total IT Services		15,037,855
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices Inc.	11,508	333,617	*
Analog Devices Inc.	4,189	468,037
Applied Materials Inc.	10,070	502,493
Broadcom Inc.	4,380	1,209,187
Intel Corp.	49,031	2,526,568
KLA Corp.	1,687	268,992
Lam Research Corp.	1,703	393,580
Maxim Integrated Products Inc.	3,180	184,154
Microchip Technology Inc.	2,762	256,617
Micron Technology Inc.	12,299	527,012	*
NVIDIA Corp.	6,643	1,156,347
Qorvo Inc.	1,184	87,782	*
QUALCOMM Inc.	13,215	1,008,040
Skyworks Solutions Inc.	1,921	152,239
Texas Instruments Inc.	10,228	1,321,867
Xilinx Inc.	2,742	262,958
Total Semiconductors & Semiconductor Equipment		10,659,490
Software — 6.6%
Adobe Inc.	5,345	1,476,556	*
ANSYS Inc.	887	196,346	*
Autodesk Inc.	2,372	350,345	*
Cadence Design Systems Inc.	2,948	194,804	*
Citrix Systems Inc.	1,275	123,063
Fortinet Inc.	1,650	126,654	*
Intuit Inc.	2,852	758,461
Microsoft Corp.	84,205	11,707,021
Oracle Corp.	24,205	1,332,001

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Annual Report	23

Schedule of investments (cont’d)

September 30, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Software — continued
salesforce.com Inc.	9,352	$1,388,211	*
Symantec Corp.	7,599	179,564
Synopsys Inc.	1,464	200,934	*
Total Software		18,033,960
Technology Hardware, Storage & Peripherals — 4.2%
Apple Inc.	47,011	10,529,054
Hewlett Packard Enterprise Co.	15,686	237,957
HP Inc.	16,785	317,572
NetApp Inc.	2,943	154,537
Seagate Technology PLC	3,112	167,395
Western Digital Corp.	2,852	170,093
Xerox Holdings Corp.	1,849	55,303
Total Technology Hardware, Storage & Peripherals		11,631,911
Total Information Technology		59,734,261
Materials — 2.7%
Chemicals — 1.9%
Air Products & Chemicals Inc.	2,335	518,043
Albemarle Corp.	1,240	86,205
Celanese Corp.	1,430	174,875
CF Industries Holdings Inc.	2,739	134,759
Corteva Inc.	8,342	233,576
Dow Inc.	8,342	397,496
DuPont de Nemours Inc.	8,342	594,868
Eastman Chemical Co.	1,267	93,543
Ecolab Inc.	2,758	546,194
FMC Corp.	1,333	116,877
International Flavors & Fragrances Inc.	967	118,641
Linde PLC	5,958	1,154,184
LyondellBasell Industries NV, Class A Shares	2,803	250,784
Mosaic Co.	4,383	89,852
PPG Industries Inc.	2,562	303,623
Sherwin-Williams Co.	907	498,732
Total Chemicals		5,312,252
Construction Materials — 0.2%
Martin Marietta Materials Inc.	652	178,713
Vulcan Materials Co.	1,591	240,623
Total Construction Materials		419,336
Containers & Packaging — 0.4%
Amcor PLC	17,729	172,858
Avery Dennison Corp.	1,026	116,523

See Notes to Financial Statements.

24	QS S&P 500 Index Fund 2019 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Containers & Packaging — continued
Ball Corp.	3,966	$288,764
International Paper Co.	4,090	171,044
Packaging Corp. of America	1,140	120,954
Sealed Air Corp.	1,947	80,820
Westrock Co.	3,002	109,423
Total Containers & Packaging		1,060,386
Metals & Mining — 0.2%
Freeport-McMoRan Inc.	16,084	153,924
Newmont Goldcorp Corp.	9,323	353,528
Nucor Corp.	3,332	169,632
Total Metals & Mining		677,084
Total Materials		7,469,058
Real Estate — 3.2%
Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities Inc.	1,165	179,457
American Tower Corp.	4,927	1,089,507
Apartment Investment & Management Co., Class A Shares	1,998	104,176
AvalonBay Communities Inc.	1,502	323,426
Boston Properties Inc.	1,677	217,440
Crown Castle International Corp.	4,535	630,410
Digital Realty Trust Inc.	2,369	307,520
Duke Realty Corp.	4,280	145,392
Equinix Inc.	913	526,618
Equity Residential	3,996	344,695
Essex Property Trust Inc.	693	226,368
Extra Space Storage Inc.	1,580	184,576
Federal Realty Investment Trust	900	122,526
HCP Inc.	4,799	170,988
Host Hotels & Resorts Inc.	8,863	153,241
Iron Mountain Inc.	2,809	90,984
Kimco Realty Corp.	5,780	120,686
Macerich Co.	965	30,484
Mid-America Apartment Communities Inc.	1,420	184,614
Prologis Inc.	6,931	590,660
Public Storage	1,677	411,318
Realty Income Corp.	3,100	237,708
Regency Centers Corp.	1,820	126,472
SBA Communications Corp.	1,132	272,982
Simon Property Group Inc.	3,386	527,031
SL Green Realty Corp.	452	36,951

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Annual Report	25

Schedule of investments (cont’d)

September 30, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
UDR Inc.	3,450	$167,256
Ventas Inc.	3,955	288,834
Vornado Realty Trust	2,157	137,336
Welltower Inc.	4,576	414,814
Weyerhaeuser Co.	7,974	220,880
Total Equity Real Estate Investment Trusts (REITs)		8,585,350
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,209	170,109	*
Total Real Estate		8,755,459
Utilities — 3.5%
Electric Utilities — 2.1%
Alliant Energy Corp.	3,010	162,329
American Electric Power Co. Inc.	5,255	492,341
Duke Energy Corp.	7,787	746,462
Edison International	3,417	257,710
Entergy Corp.	2,216	260,070
Evergy Inc.	2,711	180,444
Eversource Energy	3,504	299,487
Exelon Corp.	10,756	519,622
FirstEnergy Corp.	5,168	249,253
NextEra Energy Inc.	5,212	1,214,344
Pinnacle West Capital Corp.	1,201	116,581
PPL Corp.	7,827	246,472
Southern Co.	11,208	692,318
Xcel Energy Inc.	5,801	376,427
Total Electric Utilities		5,813,860
Gas Utilities — 0.0%
Atmos Energy Corp.	1,300	148,057
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	7,746	126,570
NRG Energy Inc.	3,403	134,759
Total Independent Power and Renewable Electricity Producers		261,329
Multi-Utilities — 1.2%
Ameren Corp.	2,600	208,130
CenterPoint Energy Inc.	5,024	151,624
CMS Energy Corp.	3,175	203,041
Consolidated Edison Inc.	3,408	321,954
Dominion Energy Inc.	8,891	720,527
DTE Energy Co.	2,014	267,781
NiSource Inc.	4,429	132,516

See Notes to Financial Statements.

26	QS S&P 500 Index Fund 2019 Annual Report

QS S&P 500 Index Fund

Security		Shares	Value
Multi-Utilities — continued
Public Service Enterprise Group Inc.		5,730	$355,718
Sempra Energy		3,095	456,853
WEC Energy Group Inc.		3,569	339,412
Total Multi-Utilities			3,157,556
Water Utilities — 0.1%
American Water Works Co. Inc.		1,816	225,602
Total Utilities			9,606,404
Total Investments before Short-Term Investments (Cost — $104,109,487)			271,418,354

	Rate
Short-Term Investments — 0.8%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,107,084)	1.940%	2,107,084	2,107,084
Total Investments — 100.0% (Cost — $106,216,571)			273,525,438
Liabilities in Excess of Other Assets — 0.0%			(109,399)
Total Net Assets — 100.0%			$273,416,039

*	Non-income producing security.

At September 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	16	12/19	$2,403,625	$2,382,800	$(20,825)

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Annual Report	27

Statement of assets and liabilities

September 30, 2019

Assets:
Investments, at value (Cost — $106,216,571)	$273,525,438
Cash	376
Dividends and interest receivable	240,259
Deposits with brokers for open futures contracts	100,800
Receivable for Fund shares sold	23,687
Receivable from broker — variation margin on open futures contracts	11,760
Prepaid expenses	20,545
Total Assets	273,922,865

Liabilities:
Payable for Fund shares repurchased	304,928
Investment management fee payable	52,164
Service and/or distribution fees payable	41,803
Trustees’ fees payable	2,819
Accrued expenses	105,112
Total Liabilities	506,826
Total Net Assets	$273,416,039

Net Assets:
Par value (Note 7)	$100
Paid-in capital in excess of par value	97,082,504
Total distributable earnings (loss)	176,333,435
Total Net Assets	$273,416,039

Net Assets:
Class A	$253,583,222
Class D	$19,832,817

Shares Outstanding:
Class A	9,319,032
Class D	722,663

Net Asset Value:
Class A	$27.21
Class D	$27.44

See Notes to Financial Statements.

28	QS S&P 500 Index Fund 2019 Annual Report

Statement of operations

For the Year Ended September 30, 2019

Investment Income:
Dividends	$5,322,720
Interest	46,900
Less: Foreign taxes withheld	(220)
Total Investment Income	5,369,400

Expenses:
Investment management fee (Note 2)	663,083
Service and/or distribution fees (Notes 2 and 5)	492,787
Transfer agent fees (Note 5)	172,281
Fund accounting fees	68,889
Registration fees	46,630
Audit and tax fees	44,414
Standard & Poor’s license fees	28,949
Legal fees	28,077
Trustees’ fees	18,267
Shareholder reports	14,951
Custody fees	9,648
Insurance	4,495
Interest expense	788
Miscellaneous expenses	3,467
Total Expenses	1,596,726
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(69,314)
Net Expenses	1,527,412
Net Investment Income	3,841,988

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	10,544,883
Futures contracts	59,829
Net Realized Gain	10,604,712
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(5,884,559)
Futures contracts	(27,569)
Change in Net Unrealized Appreciation (Depreciation)	(5,912,128)
Net Gain on Investments and Futures Contracts	4,692,584
Increase in Net Assets From Operations	$8,534,572

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Annual Report	29

Statements of changes in net assets

For the Years Ended September 30,	2019	2018

Operations:
Net investment income	$3,841,988	$3,590,414
Net realized gain	10,604,712	11,433,919
Change in net unrealized appreciation (depreciation)	(5,912,128)	28,151,645
Increase in Net Assets From Operations	8,534,572	43,175,978

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(13,830,474)	(12,542,403)
Decrease in Net Assets From Distributions to Shareholders	(13,830,474)	(12,542,403)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,007,177	20,528,690
Reinvestment of distributions	13,721,737	12,465,914
Cost of shares repurchased	(31,751,344)	(38,524,642)
Decrease in Net Assets From Fund Share Transactions	(6,022,430)	(5,530,038)
Increase (Decrease) in Net Assets	(11,318,332)	25,103,537

Net Assets:
Beginning of year	284,734,371	259,630,834
End of year(b)	$273,416,039	$284,734,371

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed (Note 9). For the year ended September 30, 2018, distributions from net investment income and net realized gains were $3,500,008 and $9,042,395, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required (Note 9). For the year ended September 30, 2018, end of year net assets included undistributed net investment income of $2,484,970.

See Notes to Financial Statements.

30	QS S&P 500 Index Fund 2019 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class A Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$27.71	$24.81	$21.89	$19.57	$20.06

Income (loss) from operations:
Net investment income	0.37	0.34	0.36	0.34	0.31
Net realized and unrealized gain (loss)	0.48	3.78	3.45	2.52	(0.54)
Total income (loss) from operations	0.85	4.12	3.81	2.86	(0.23)

Less distributions from:
Net investment income	(0.34)	(0.34)	(0.38)	(0.40)	(0.26)
Net realized gains	(1.01)	(0.88)	(0.51)	(0.14)	—
Total distributions	(1.35)	(1.22)	(0.89)	(0.54)	(0.26)

Net asset value, end of year	$27.21	$27.71	$24.81	$21.89	$19.57
Total return[2]	3.64%	17.19%	17.95%	14.82%	(1.21)%

Net assets, end of year (millions)	$254	$265	$247	$232	$223

Ratios to average net assets:
Gross expenses	0.61%	0.62%	0.60%	0.61%	0.61%
Net expenses[3,4]	0.59	0.59	0.59	0.59	0.59
Net investment income	1.43	1.30	1.57	1.62	1.48

Portfolio turnover rate	3%	2%	2%	3%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.59%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class D Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$27.94	$25.01	$22.05	$19.71	$20.20

Income (loss) from operations:
Net investment income	0.42	0.39	0.41	0.38	0.35
Net realized and unrealized gain (loss)	0.48	3.81	3.48	2.54	(0.54)
Total income (loss) from operations	0.90	4.20	3.89	2.92	(0.19)

Less distributions from:
Net investment income	(0.39)	(0.39)	(0.42)	(0.44)	(0.30)
Net realized gains	(1.01)	(0.88)	(0.51)	(0.14)	—
Total distributions	(1.40)	(1.27)	(0.93)	(0.58)	(0.30)

Net asset value, end of year	$27.44	$27.94	$25.01	$22.05	$19.71
Total return[2]	3.83%	17.40%	18.24%	15.05%	(1.01)%

Net assets, end of year (000s)	$19,833	$19,260	$12,759	$9,742	$8,387

Ratios to average net assets:
Gross expenses	0.43%	0.45%	0.44%	0.45%	0.44%
Net expenses[3,4]	0.39	0.39	0.39	0.39	0.39
Net investment income	1.63	1.50	1.77	1.82	1.68

Portfolio turnover rate	3%	2%	2%	3%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

See Notes to Financial Statements.

32	QS S&P 500 Index Fund 2019 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

QS S&P 500 Index Fund 2019 Annual Report	33

Notes to financial statements (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

34	QS S&P 500 Index Fund 2019 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$271,418,354	—	—	$271,418,354
Short-Term Investments†	2,107,084	—	—	2,107,084
Total Investments	$273,525,438	—	—	$273,525,438

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$20,825	—	—	$20,825

† See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or

QS S&P 500 Index Fund 2019 Annual Report	35

Notes to financial statements (cont’d)

limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of September 30, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind

36	QS S&P 500 Index Fund 2019 Annual Report

securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

QS S&P 500 Index Fund 2019 Annual Report	37

Notes to financial statements (cont’d)

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays QS Investors and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.59% and 0.39%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the year ended September 30, 2019, fees waived and/or expenses reimbursed amounted to $69,314.

38	QS S&P 500 Index Fund 2019 Annual Report

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended September 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$6,853,657
Sales	21,873,800

At September 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$109,933,260	$173,786,678	$(10,194,500)	$163,592,178
Futures contracts	—	—	(20,825)	(20,825)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2019.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$20,825

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

QS S&P 500 Index Fund 2019 Annual Report	39

Notes to financial statements (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$59,829

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(27,569)

During the year ended September 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$2,467,928

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended September 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$492,787	†	$156,495
Class D	—		15,786
Total	$492,787		$172,281

†	Amount shown is exclusive of expense reimbursements. For the year ended September 30, 2019, the service and/or distribution fees reimbursed amounted to $116 for Class A shares.

For the year ended September 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$60,932
Class D	8,382
Total	$69,314

40	QS S&P 500 Index Fund 2019 Annual Report

6. Distributions to shareholders by class

	Year Ended September 30, 2019	Year Ended September 30, 2018
Net Investment Income:
Class A	$3,224,093	$3,311,246
Class D	275,912	188,762
Total	$3,500,005	$3,500,008

Net Realized Gains:
Class A	$9,617,304	$8,613,902
Class D	713,165	428,493
Total	$10,330,469	$9,042,395

7. Shares of beneficial interest

At September 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended September 30, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	391,676	$9,862,608	539,955	$13,904,797
Shares issued on reinvestment	522,473	12,732,660	478,734	11,848,658
Shares repurchased	(1,173,877)	(29,478,158)	(1,389,373)	(35,830,689)
Net decrease	(259,728)	$(6,882,890)	(370,684)	$(10,077,234)

Class D
Shares sold	81,482	$2,144,569	258,026	$6,623,893
Shares issued on reinvestment	40,305	989,077	24,779	617,256
Shares repurchased	(88,404)	(2,273,186)	(103,782)	(2,693,953)
Net increase	33,383	$860,460	179,023	$4,547,196

8. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended September 30, was as follows:

	2019	2018
Distributions paid from:
Ordinary income	$3,678,199	$3,813,699
Net long-term capital gains	10,152,275	8,728,704
Total distributions paid	$13,830,474	$12,542,403

QS S&P 500 Index Fund 2019 Annual Report	41

Notes to financial statements (cont’d)

As of September 30, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$3,092,329
Undistributed long-term capital gains — net	9,659,426
Total undistributed earnings	$12,751,755
Other book/tax temporary differences(a)	10,327
Unrealized appreciation (depreciation)(b)	163,571,353
Total accumulated earnings (losses) — net	$176,333,435

(a)

Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on certain futures contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between the estimated book and tax cost basis of investments in real estate investment trusts.

9. Recent accounting pronouncements

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

42	QS S&P 500 Index Fund 2019 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Equity Trust and Shareholders of QS S&P 500 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of QS S&P 500 Index Fund (one of the funds constituting Legg Mason Partners Equity Trust, referred to hereafter as the “Fund”) as of September 30, 2019, the related statement of operations for the year ended September 30, 2019, the statement of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the three years in the period ended September 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2019 and the financial highlights for each of the three years in the period ended September 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended September 30, 2016 and the financial highlights for each of the periods ended on or prior to September 30, 2016 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated November 15, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopersLLP

Baltimore, Maryland

November 14, 2019

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

QS S&P 500 Index Fund 2019 Annual Report	43

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of QS S&P 500 Index Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Andrew L. Breech

Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Dwight B. Crane

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during the past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

44	QS S&P 500 Index Fund 2019 Annual Report

Independent Trustees† (cont’d)

Althea L. Duersten

Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	Non-Executive Director, Rokos Capital Management LLP (since 2019)

Stephen R. Gross*

Year of birth	1947
Position(s) with trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	87
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron*

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	87
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

QS S&P 500 Index Fund 2019 Annual Report	45

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Frank G. Hubbard

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during the past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Howard J. Johnson

Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during the past five years	Retired; formerly, Chief Executive Officer, Genesis Imaging LLC (technology company) (2003 to 2012)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during the past five years	Retired; formerly, Vice Chairman, Shearson Lehman Hutton Inc. (1989 to 1992) and Senior Executive Vice President, E.F. Hutton Group Inc. (1986 to 1989)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

46	QS S&P 500 Index Fund 2019 Annual Report

Independent Trustees† (cont’d)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 142 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	133
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

QS S&P 500 Index Fund 2019 Annual Report	47

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

48	QS S&P 500 Index Fund 2019 Annual Report

Additional Officers (cont’d)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Christopher Berarducci** Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2014 and 2019
Principal occupation(s) during the past five years	Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain mutual funds associated with Legg Mason & Co. or its affiliates; Director of Legg Mason & Co. (since 2015); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*

Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees on this Board and an additional Board within the Legg Mason fund complex, which is reflected in the “Number of funds in fund complex overseen by Trustee”.

QS S&P 500 Index Fund 2019 Annual Report	49

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

**	Effective September 27, 2019, Mr. Berarducci became Treasurer and Principal Financial Officer.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

50	QS S&P 500 Index Fund 2019 Annual Report

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended September 30, 2019:

Record date:	12/4/2018
Payable date:	12/6/2018
Ordinary Income:
Qualified Dividend Income for Individuals	100.00%
Dividends Qualifying for the Dividends
Received Deduction for Corporations	100.00%
Long-Term Capital Gain Dividend	$0.994750
Qualified Short-Term Capital Gain Dividend*	$0.017460

*	Qualified Short-Term Capital Gains eligible for exemption from U.S. withholding tax for nonresident shareholders and foreign corporations.

Please retain this information for your records.

QS S&P 500 Index Fund 2019 Annual Report	51

QS

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04121 11/19 SR19-3730

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Dwight B. Crane as the Audit Committee’s financial expert Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2018 and September 30, 2019 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $207,534 in September 30, 2018 and $158,701 in September 30, 2019.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2018 and $3,000 in September 30, 2019.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Equity Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $25,400 in September 30, 2018 and $0 in September 30, 2019. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Equity Trust., were $0 in September 30, 2018 and $0 in September 30, 2019.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for September 30, 2018 and September 30, 2019; Tax Fees were 100% and 100% for September 30, 2018 and September 30, 2019; and Other Fees were 100% and 100% for September 30, 2018 and September 30, 2019.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $432,645 in September 30, 2018 and $265,845 in September 30, 2019.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 21, 2019

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 21, 2019